Operating Leases - Summary of Maturity of Lease Liability (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 3,576
2026	2,162
2027	1,235
2028	1,185
2029	657
Thereafter	15
Total minimum lease payments	8,830
Less: Imputed interest	(1,338)
Present value of lease liabilities	$ 7,492